Segmented information (Tables)	12 Months Ended
Mar. 30, 2024
Segment Reporting [Abstract]
Schedule of Information Relating to Segments
Certain information relating to the Company’s segments for the years ended March 30, 2024, March 25, 2023, and March 26, 2022, respectively, is set forth below:

	Retail			Other				Total
	2024	2023	2022	2024	2023		2022	2024	2023	2022
	(In thousands)

Sales to external customers	$173,872	$153,428	$167,819	$11,403	$9,522		$13,523	$185,275	$162,950	$181,342
Inter-segment sales	—	—	—	605	493		574	605	493	574
Unadjusted Gross profit	$71,665	$67,184	$72,061	$5,352	$4,740	(1)	$6,961	$77,017	$71,924	$79,022

(1)
The amount presented has been corrected by $2.2 million in these financial statements from the
amount
previously disclosed to reflect the accurate unadjusted gross profit. The total unadjusted gross profit for the year ended March 25, 2023 remains unchanged
as previously disclosed.

Schedule of Reconciliations of Segments Gross Profits and Certain Unallocated Costs to Consolidated Gross Profits
The following sets forth reconciliations of the segment’s gross profits and certain unallocated costs to the Company’s consolidated gross profits for the years ended March 30, 2024, March 25, 2023, and March 26, 2022:

	Fiscal Year Ended
	March 30, 2024	March 25, 2023	March 26, 2022
	(In thousands)
Unadjusted gross profit	$77,017	$71,924	$79,022
Inventory provisions	(1,207)	(849)	(383)
Other unallocated costs	(2,278)	(3,153)	(2,445)
Adjustment of intercompany profit	23	38	26

Gross profit	$73,555	$67,960	$76,220

Summary of Sales by Classes of Similar Products
Sales by classes of similar products and by channel were as follows:

	Retail			Other			Total
	2024	2023	2022	2024	2023	2022	2024	2023	2022
	(In thousands)

Jewelry and other	$75,401	$77,611	$78,586	$9,825	$8,187	$11,936	$85,226	$85,798	$90,522
Timepieces	98,471	75,817	89,233	1,578	1,335	1,587	100,049	77,152	90,820

	$173,872	$153,428	$167,819	$11,403	$9,522	$13,523	$185,275	$162,950	$181,342